INCOME TAXES (Tables)	12 Months Ended
Nov. 25, 2012
Schedule of Income Before Income Tax, Domestic and Foreign

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Domestic	$82,764	$114,236	$165,489
Foreign	113,117	88,591	70,109

Total Income before Income Taxes	$195,881	$202,827	$235,598

Schedule of Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consisted of the following:

	Year Ended
	November 25,	November 27,	November 28,
	2012	2011	2010
	(Dollars in thousands)
U.S. Federal
Current	$15,334	$19,992	$12,259
Deferred	29,537	40,435	24,507

	$44,871	$60,427	$36,766

U.S. State
Current	$(34,603)	$(10)	$2,854
Deferred	(2,956)	(617)	2,454

	$(37,559)	$(627)	$5,308

Foreign
Current	$54,338	$31,580	$39,926
Deferred	(6,728)	(23,665)	4,152

	$47,610	$7,915	$44,078

Consolidated
Current	$35,069	$51,562	$55,039
Deferred	19,853	16,153	31,113

Total Income Tax Expense	$54,922	$67,715	$86,152

Schedule of Effective Income Tax Rate Reconciliation

The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 25, 2012		November 27, 2011		November 28, 2010
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$68,558	35.0%	$70,990	35.0%	$82,459	35.0%
State income taxes, net of U.S. federal impact	892	0.5%	1,535	0.8%	1,894	0.8%
Change in Health Care Act legislation	—	—%	—	—%	14,481	6.2%
Change in valuation allowance	(1,329)	(0.7)%	(2,421)	(1.2)%	28,278	12.0%
Impact of foreign operations	7,313	3.7%	(2,148)	(1.1)%	(40,668)	(17.3)%
Reassessment of tax liabilities	(29,500)	(15.1)%	(51)	—%	162	0.1%
Write-off of deferred tax assets	9,061	4.6%	—	—%	—	—%
Other, including non-deductible expenses	(73)	—%	(190)	(0.1)%	(454)	(0.2)%

Total	$54,922	28.0%	$67,715	33.4%	$86,152	36.6%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Foreign tax credit carryforwards	$180,890	$247,003
State net operating loss carryforwards	13,030	14,861
Foreign net operating loss carryforwards	82,748	126,365
Employee compensation and benefit plans	300,796	274,534
Advance royalties	82,799	—
Restructuring and special charges	29,031	18,703
Sales returns and allowances	33,372	35,429
Inventory	14,261	10,240
Property, plant and equipment	18,504	16,037
Unrealized gains/losses on investments	9,720	19,385
Other	38,445	48,884

Total gross deferred tax assets	803,596	811,441
Less: Valuation allowance	(74,456)	(98,736)

Total net deferred tax assets	$729,140	$712,705

Current
Deferred tax assets	$125,804	$108,726
Valuation allowance	(9,580)	(9,182)

Total current deferred tax assets	$116,224	$99,544

Long-term
Deferred tax assets	$677,792	$702,715
Valuation allowance	(64,876)	(89,554)

Total long-term deferred tax assets	$612,916	$613,161

Summary of Valuation Allowance

The following table details the changes in valuation allowance during the year ended November 25, 2012:

	Valuation Allowance at November 27, 2011	Changes in Related Gross Deferred Tax Asset	Release	Valuation Allowance at November 25, 2012
	(Dollars in thousands)
Foreign net operating loss carryforwards and other foreign deferred tax assets	98,736	(22,951)	(1,329)	74,456

	$98,736	$(22,951)	$(1,329)	$74,456

Schedule of Unrecognized Tax Benefits Roll Forward

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 25, 2012, and November 27, 2011:

(Dollars in thousands)
Gross unrecognized tax benefits as of November 28, 2010	$150,702
Increases related to current year tax positions	4,309
Increases related to tax positions from prior years	307
Decreases related to tax positions from prior years	(2,357)
Settlement with tax authorities	(1,676)
Lapses of statutes of limitation	(6,226)
Other, including foreign currency translation	(1,662)

Gross unrecognized tax benefits as of November 27, 2011	143,397
Increases related to current year tax positions	5,216
Increases related to tax positions from prior years	3,018
Decreases related to tax positions from prior years	(97)
Settlement with tax authorities	(83,852)
Lapses of statutes of limitation	(3,126)
Other, including foreign currency translation	(930)

Gross unrecognized tax benefits as of November 25, 2012	$63,626

Summary of Tax Years under Audit or Open And Subject To Audit

The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2003-2012
California	2003-2012
Belgium	2010-2012
United Kingdom	2008-2012
Spain	2007-2012
Mexico	2005-2012
Canada	2004-2012
Hong Kong	2006-2012
Italy	2007-2012
France	2009-2012
Turkey	2007-2012